Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 30, 2024	Mar. 25, 2023
Common stock, shares outstanding	19,165,969	18,830,969
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	11,447,999	11,112,999
Common stock, shares outstanding	11,447,999	11,112,999
Class B Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970